Gold Bullion Loans (Tables)	12 Months Ended
Aug. 31, 2021
Gold Bullion Loans
Schedule of gold bullion loans

Balance at August 31, 2019	$3,757
Loans received	223
Less: repayment of loans converted to shares	(3,952)
Less: conversion component of loans and finder’s fees	(24)
Interest accrued	228
Issuance of shares for interest payment	(267)
Interest accretion	35
Balance at August 31, 2020 and 2021	$-